Christopher Weil & Company Core Investment Fund
		Schedule of Investments
		February 28, 2021 (Unaudited)
Shares					Fair Value	% of Net Assets

COMMON STOCKS

COMMUNICATIONS

Services - Computer Programming, Data Processing, Etc.
1,155	Alphabet Inc. Class A *				$2,335,306
869	Baidu, Inc. * **				246,327
1,101	Facebook, Inc. Class A *				283,640
8,882	Twitter, Inc. *				684,447
					3,549,720

Total for Communications					3,549,720	5.13%

CONSUMER DISCRETIONARY

Cable & Other Pay Television Services
16,290	The Walt Disney Co.				3,079,462

Household Audio & Video Equipment
15,218	Sonos, Inc. *				592,589

Motor Vehicles & Passenger Car Bodies
14,016	Volkswagen AG **				328,227

Photographic Equipment & Supplies
20,000	GoPro, Inc. Class A *				150,400

Retail - Catalog & Mail-Order Houses
4,996	Jumia Technologies AG * **				221,373

Retail - Department Stores
16,470	Macy's, Inc.				250,509

Retail - Hobby, Toy & Game Shops
28,000	The Michaels Companies, Inc. *				420,000

Retail - Variety Stores
2,232	Target Corporation				409,438

Services - Advertising Agencies
23,507	Criteo S.A. * **				808,406
30,100	Groupon, Inc. *				1,306,340
					2,114,746

Services - Educational Services
46,378	Stride Inc. *				1,115,391

Total for Consumer Discretionary					8,682,135	12.55%

CONSUMER STAPLES

Food and Kindred Products
30,548	The Hain Celestial Group, Inc. *				1,288,515

Total for Consumer Staples					1,288,515	1.86%

FINANCIALS

Banks
4,240	First Republic Bank				698,540

Blank Checks
15,301	RMG Acquisition Corporation II *				168,311

Fire, Marine & Casualty Insurance
8,766	Berkshire Hathaway Inc. Class B				2,108,311

Functions Related To Depository Banking, NEC
7,000	Social Capital Hedosophia Holdings Corp. V *				129,010

Investment Advice
36,556	Houlihan Lokey, Inc. Class A				2,323,499

National Commercial Banks
39,999	Bank of America Corporation				1,388,365
14,438	JPMorgan Chase & Co.				2,124,840
					3,513,205
Security Brokers, Dealers & Flotation Companies
5,000	Morgan Stanley				384,350

Total for Financials					9,325,226	13.48%

HEALTH CARE

Laboratory Analytical Instruments
500	Illumina, Inc. *				219,705

Orthopedic, Prosthetic & Surgical Appliances & Supplies
33,500	CollPlant Biotechnologies Ltd. * (Israel)				482,400

Pharmaceutical Preparations
9,500	Frequency Therapeutics *				467,495
75,756	Paratek Pharmaceuticals, Inc. *				566,655
3,250	Schrödinger, Inc. *				333,060
4,011	United Therapeutics Corporation *				670,559
86,942	VBI Vaccines Inc. *				292,995
					2,330,764

Retail - Drug Stores and Proprietary Stores
33,258	CVS Health Corporation				2,265,867

Services - Business Services, NEC
10,934	Akamai Technologies, Inc. *				1,033,263

Wholesale - Durable Goods
2,201	W.W. Grainger, Inc.				820,335

X-Ray Apparatus & Tubes & Related Irradiation Apparatus
10,000	Butterfly Network, Inc.				190,500

Total for Health Care					7,342,834	10.61%

INDUSTRIALS

Construction Machinery & Equip
3,568	Caterpillar Inc.				770,260
16,380	Gencor Industries, Inc. *				232,596
					1,002,856

Deep Sea Foreign Transportation of Freight
9,500	Star Bulk Carriers Corp. * (Greece)				133,760

Fabricated Structural Metal Products
6,405	Valmont Industries, Inc.				1,514,975

Farm Machinery & Equipment
3,402	Deere & Company				1,187,706

Heavy Construction Other Than Building Const - Contractors
8,657	Fluor Corporation *				148,554

Measuring & Controlling Devices, NEC
6,361	Rockwell Automation, Inc.				1,547,504

Services - Auto Rental & Leasing (No Drivers)
1,970	AMERCO				1,132,198

Services - Computer Processing & Data Preparation
574	Verisk Analytics, Inc. Class A				94,050

Services - Miscellaneous Business Services
6,675	Johnson Controls International plc (Ireland)				372,398

Water, Sewer, Pipeline, Comm And Power Line Construction
2,097	Preformed Line Products Co.				153,836

Total for Industrials					7,287,837	10.53%

INFORMATION TECHNOLOGY

Computer Communications Equipment
3,109	Arista Networks, Inc. *				870,022

Computer Peripheral Equipment, NEC
3,597	Palo Alto Networks, Inc. * +				1,288,841
37,836	Stratasys Ltd. (Israel) *				1,304,964
					2,593,805

Computer & Office Equipment
10,482	International Business Machines Corporation				1,246,624

Measuring & Controlling Devices, NEC
28,733	Trimble Inc. *				2,130,265

Radio & TV Broadcasting & Communications Equipment
4,147	Ubiquiti Networks, Inc.				1,322,561

Semiconductors & Related Devices
21,439	MaxLinear, Inc. *				852,629
6,000	Micron Technology, Inc. *				549,180
5,096	Skyworks Solutions, Inc.				906,171
					2,307,980

Services - Business Services, NEC
64,700	GreenSky, Inc. Class A *				344,204
8,700	MAXIMUS, Inc.				707,136
					1,051,340

Services - Computer Processing & Data Preparation
2,000	Pinterest Inc. Class A *				161,160
63,992	Yext, Inc. *				1,082,745
					1,243,905

Services - Computer Programming Services
30,215	Amdocs Limited (Island of Guernsey)				2,290,599

Services - Prepackaged Software
31,500	3D Systems Corporation * +				1,128,960
66,612	Box, Inc. Class A *				1,222,330
					2,351,290

Telephone & Telegraph Apparatus
68,281	Akoustis Technologies, Inc. *				975,735
44,248	Clearfield, Inc. *				1,434,078
					2,409,813

Total for Information Technology					19,818,204	28.65%

MATERIALS

Chemicals & Allied Products
8,647	Livent Corporation *				161,007

Industrial Organic Chemicals
11,547	International Flavors & Fragrances Inc.				1,564,734

Metal Mining
12,678	Cleveland-Cliffs Inc.				169,124
39,309	Freeport-McMoRan Inc.				1,332,968
					1,502,092

Mining, Quarrying Of Nonmetallic Minerals (No Fuels)
5,888	Vulcan Materials Company				983,237

Total for Materials					4,211,070	6.08%

Total for Common Stocks (Cost - $41,227,809)					61,505,541	88.89%

EXCHANGE TRADED FUNDS
19,520	ETFMG Prime Junior Silver Miners ETF				300,803
24,213	Global X Copper Miners ETF				895,397
13,953	SPDR® S&P® Metals & Mining ETF				500,354
16,200	The 3D Printing ETF				646,056
12,875	VanEck Vectors® Gold Miners ETF				400,799
(Cost - $2,250,291)					2,743,409	3.96%

MONEY MARKET FUNDS
4,003,401	Invesco Short-Term Investments Trust Treasury Portfolio
	Institutional Class 0.01% ***				4,003,401	5.78%
(Cost - $4,003,401)

CALL/PUT OPTIONS PURCHASED				Notional
Expiration Date/Exercise Price		Contracts		Amount	Fair Value	% of Net Assets

Groupon, Inc. *
March 19, 2021 Calls @ 40.00		200		$ 868,000	$ 94,000
March 19, 2021 Calls @ 50.00		1300		5,642,000	193,700
				6,510,000	287,700

VanEck Vectors® Gold Miners ETF *		143		445,159	235,950
January 21, 2022 Calls @ 15.00

Yext, Inc. *		500		846,000	12,500
May 21, 2021 Calls @ 25.00

Total for Options Purchased (Premiums Paid - $327,295)			#	$ 7,801,159	536,150	0.77%

	Total Investments				68,788,501	99.40%
	(Cost - $47,808,796)

	Other Assets in Excess of Liabilities				416,237	0.60%

	Net Assets				$ 69,204,738	100.00%

Christopher Weil & Company Core Investment Fund
		Schedule of Options Written
		February 28, 2021 (Unaudited)
CALL/PUT OPTIONS WRITTEN					Notional	Fair Value
Expiration Date/Exercise Price		Contracts			Amount

3D Systems Corporation. *
January 21, 2022 Calls @ 40.00		155			$ 555,520	$ 186,000

Palo Alto Networks, Inc. *
June 18, 2021 Calls @ 380.00		5			179,155	10,500

Total (Premiums Received $202,100)					$ 734,675	$ 196,500

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The Yield Rate shown represents the 7-day yield at February 28, 2021.
+ Portion or all of the security is pledged as collateral for options written.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 28, 2021, was $47,808,796 and premiums received from options written was $202,100. At February 28, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Gain			$ 21,646,397
		Unrealized Loss			(661,092)
		Unrealized Gain			$ 20,985,305

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including ADRs and ETFs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2021:

Valuation Inputs of Assets		Level 1		Level 2	Level 3	Total
Common Stocks		$ 61,505,541		$ -	$ -	$ 61,505,541
Exchange Traded Funds		2,743,409		-	-	2,743,409
Options Purchased		536,150		-	-	536,150
Money Market Funds		4,003,401		-	-	4,003,401
Total		$ 68,788,501		$ -	$ -	$ 68,788,501

Valuation Inputs of Liabilities		Level 1		Level 2	Level 3	Total
Options Written		$ 196,500		$ -		$ 196,500
Total		$ 196,500		$ -	$ -	$ 196,500

3. OPTIONS WRITTEN

As of February 28, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the call options may also limit the Fund’s gain on the underlying securities. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. Options written expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

As of February 28, 2021, portfolio securities valued at $734,675 were held by the Fund as collateral for options written by the Fund.